Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 366,381	₩ 721,658	₩ (212,987)
Trading purpose | Foreign currency related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	106,101	153,569	15,002
Trading purpose | Foreign currency related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	106,197	153,569	14,991
Trading purpose | Foreign currency related | Over the counter | Forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(108,854)	174,340	41,188
Trading purpose | Foreign currency related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	210,072	(24,827)	(34,444)
Trading purpose | Foreign currency related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,979	4,056	8,247
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(96)	0	11
Trading purpose | Interest rates related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(70,062)	(76,279)	82,704
Trading purpose | Interest rates related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(74,298)	(77,287)	85,216
Trading purpose | Interest rates related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(73,926)	(75,349)	86,675
Trading purpose | Interest rates related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(372)	(1,938)	(1,459)
Trading purpose | Interest rates related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,236	1,008	(2,512)
Trading purpose | Credit related | Over the counter | Swap contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	7,255	213,754	(18,396)
Trading purpose | Equity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	204,532	102,375	(296,135)
Trading purpose | Equity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(18,061)	45,929	(267,131)
Trading purpose | Equity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,082)	(841)	4,326
Trading purpose | Equity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(15,979)	46,770	(271,457)
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	222,593	56,446	(29,004)
Trading purpose | Equity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	26,305	(2,275)	15,159
Trading purpose | Equity related | Exchange traded | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	196,288	58,721	(44,163)
Trading purpose | Commodity related
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(2,145)	(4,539)	(75,054)
Trading purpose | Commodity related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(13,519)	3,220	(79,263)
Trading purpose | Commodity related | Over the counter | Option contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	0	29	33
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(13,519)	3,191	(79,296)
Trading purpose | Commodity related | Exchange traded | Futures contract
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	11,374	(7,759)	4,209
Hedging purpose
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 120,700	₩ 332,778	₩ 78,892